Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Lease Liabilities [Abstract]
Summary of Lease Liabilities
	December 31, 2020	December 31, 2019
Current portion of lease liabilities	88,522	76,326
Long-term portion of lease liabilities	267,464	279,265
	355,986	355,591

Summary of Changes to Lease Liabilities

The table below summarizes changes to the lease liabilities:

	Note	2020	2019
Balance at beginning of year		355,591	-
Business combinations	5	40,477	11,039
Additions		50,225	63,679
Derecognition*		(12,011)	(21,642)
Repayment		(82,587)	(75,072)
Effect of movements in exchange rates		4,291	16,480
Initial recognition on transition to IFRS 16 on January 1, 2019		-	354,389
Transfer of finance leases from long-term debt		-	6,718
Balance at end of year		355,986	355,591

* Derecognized lease liabilities include negotiated asset purchases and extinguishments resulting from accidents.

Summary of Contractual Cash Flow Maturities of Lease Liabilities	The total contractual cash flow maturities of the Group’s lease liabilities are as follows:
2020
Less than 1 year	99,570
Between 1 and 5 years	222,140
More than 5 years	75,510
397,220